Warrant Liabilities - Schedule of private warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrant Liabilities [Abstract]
Balance at beginning	$ 1,716	$ 7,112
Acquired private warrants	0	0
Fair value remeasurement	(1,277)	(5,396)
Balance at ending	$ 439	$ 1,716